Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income / (loss) attributable to Despegar.com Corp.	$ 19,154	$ 42,366	$ 17,797
Earnings per share attributable to Despegar.com Corp. Basic	$ 0.28	$ 0.69	$ 0.30
Diluted	$ 0.27	$ 0.69	$ 0.30
Weighted average number of shares outstanding
Basic	69,154	61,457	58,518
Dilutive effect of restricted stock units	$ 2,100	$ 91	$ 91